COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Class A (APFAX) and Class C (APFCX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated March 1, 2012, as amended May 31, 2012, and

Prospectus dated March 1, 2012

(each as supplemented October 1, 2012)

Termination of Subadvisor

Effective December 31, 2012, the Board of Directors of the Fund has approved the termination of the Fund’s subadvisory agreement with Cohen & Steers Europe S.A. (“CNS Europe”).

Accordingly, effective December 31, 2012, all references to CNS Europe as a subadvisor to the Fund in the Summary Prospectus and Prospectus are hereby deleted.

Sales of Class A shares at Net Asset Value

Effective immediately, the information below supplements and replaces the information in “Purchasing the Class of Fund Shares that is Best For You-Class A Shares-Sales at Net Asset Value” in the Prospectus:

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and through certain types of investment programs including no-load networks, platforms or self-directed investment brokerage accounts offered by financial services firms that may or may not charge transaction fees to their clients, that have entered into an agreement with the Distributor to offer Class A-shares without a sales charge (NAV Purchases).

The Fund will charge a redemption fee of 2.00% of the value of any Class A shares redeemed or exchanged within 60 days of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions) as described below under Other Redemption Information—Payment of Redemption Proceeds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

APFSUPAC-1212

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Class I (APFIX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated March 1, 2012, as amended May 31, 2012, and

Prospectus dated March 1, 2012

(each as supplemented October 1, 2012)

Termination of Subadvisor

Effective December 31, 2012, the Board of Directors of the Fund has approved the termination of the Fund’s subadvisory agreement with Cohen & Steers Europe S.A. (“CNS Europe”).

Accordingly, effective December 31, 2012, all references to CNS Europe as a subadvisor to the Fund in the Summary Prospectus and Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

APFIXPSUPI-1212